Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.16%
Aerospace & Defense–2.08%
L3Harris Technologies, Inc.	178,634	$43,032,931
Northrop Grumman Corp.	100,902	47,219,109
		90,252,040
Agricultural & Farm Machinery–1.33%
Deere & Co.	161,002	57,603,296
Application Software–5.52%
Atlassian Corp. PLC, Class A(b)	89,029	15,786,622
Datadog, Inc., Class A(b)	227,552	21,706,185
HubSpot, Inc.(b)(c)	57,022	19,255,759
Intuit, Inc.	104,324	43,238,125
Roper Technologies, Inc.	50,097	22,164,917
Synopsys, Inc.(b)	228,969	73,086,905
Trade Desk, Inc. (The), Class A(b)	280,421	14,595,913
Tyler Technologies, Inc.(b)(c)	84,406	30,033,343
		239,867,769
Asset Management & Custody Banks–0.95%
Ameriprise Financial, Inc.	84,547	23,357,800
KKR & Co., Inc., Class A	329,474	18,058,470
		41,416,270
Automobile Manufacturers–1.93%
Tesla, Inc.(b)	110,275	83,617,121
Automotive Retail–1.09%
AutoZone, Inc.(b)(c)	23,053	47,481,111
Biotechnology–0.91%
AbbVie, Inc.	267,792	39,464,507
Data Processing & Outsourced Services–3.88%
Mastercard, Inc., Class A	378,916	135,602,669
Paychex, Inc.(c)	266,461	32,995,866
		168,598,535
Diversified Metals & Mining–0.57%
Teck Resources Ltd., Class B (Canada)(c)	596,955	24,797,511
Environmental & Facilities Services–1.43%
Waste Connections, Inc.	485,986	61,982,654
Fertilizers & Agricultural Chemicals–0.70%
CF Industries Holdings, Inc.(c)	307,138	30,336,020
Financial Exchanges & Data–1.08%
MSCI, Inc.	37,859	16,746,929
S&P Global, Inc.	86,424	30,203,459
		46,950,388
Food Distributors–0.72%
Sysco Corp.	370,524	31,190,710
Food Retail–0.50%
Kroger Co. (The)	409,168	21,673,629
Shares		Value
General Merchandise Stores–1.01%
Dollar Tree, Inc.(b)	274,349	$43,986,375
Health Care Distributors–0.72%
AmerisourceBergen Corp.	200,756	31,075,021
Health Care Equipment–1.90%
DexCom, Inc.(b)	84,421	25,152,393
Edwards Lifesciences Corp.(b)	259,695	26,190,241
Intuitive Surgical, Inc.(b)	136,265	31,019,364
		82,361,998
Health Care Facilities–0.67%
HCA Healthcare, Inc.	138,729	29,188,582
Hotels, Resorts & Cruise Lines–2.52%
Airbnb, Inc., Class A(b)(c)	257,530	31,127,651
Marriott International, Inc., Class A	456,949	78,403,309
		109,530,960
Hypermarkets & Super Centers–1.54%
Costco Wholesale Corp.	143,943	67,109,105
Industrial Gases–0.77%
Linde PLC (United Kingdom)	103,656	33,655,030
Industrial REITs–0.87%
Prologis, Inc.	296,554	37,804,704
Interactive Media & Services–6.69%
Alphabet, Inc., Class C(b)	127,441	290,664,884
Internet & Direct Marketing Retail–3.45%
Amazon.com, Inc.(b)	62,410	150,045,498
Internet Services & Infrastructure–0.45%
MongoDB, Inc.(b)(c)	82,222	19,498,947
Investment Banking & Brokerage–0.44%
Charles Schwab Corp. (The)	270,773	18,981,187
IT Consulting & Other Services–1.44%
Accenture PLC, Class A	208,937	62,359,337
Life Sciences Tools & Services–3.57%
Danaher Corp.	337,093	88,931,875
Thermo Fisher Scientific, Inc.	86,991	49,373,482
West Pharmaceutical Services, Inc.	53,458	16,592,294
		154,897,651
Managed Health Care–5.41%
Anthem, Inc.	165,805	84,495,886
UnitedHealth Group, Inc.	302,970	150,509,437
		235,005,323
Movies & Entertainment–1.11%
Live Nation Entertainment, Inc.(b)(c)	505,648	48,061,842
Oil & Gas Equipment & Services–0.62%
Halliburton Co.	662,783	26,842,711

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Oil & Gas Exploration & Production–1.64%
Pioneer Natural Resources Co.	257,069	$71,449,758
Oil & Gas Storage & Transportation–1.53%
Cheniere Energy, Inc.	486,606	66,553,103
Packaged Foods & Meats–0.46%
Hershey Co. (The)	93,965	19,893,330
Pharmaceuticals–1.90%
Eli Lilly and Co.	263,308	82,531,260
Property & Casualty Insurance–1.07%
Chubb Ltd.	220,525	46,594,727
Railroads–0.56%
Union Pacific Corp.	109,986	24,172,723
Regional Banks–0.54%
SVB Financial Group(b)(c)	47,656	23,283,292
Restaurants–0.75%
Chipotle Mexican Grill, Inc.(b)	23,176	32,505,499
Semiconductor Equipment–0.80%
ASML Holding N.V., New York Shares (Netherlands)	60,296	34,747,982
Semiconductors–6.60%
Advanced Micro Devices, Inc.(b)	477,522	48,640,391
Marvell Technology, Inc.	754,110	44,605,607
Monolithic Power Systems, Inc.	146,828	66,129,863
NVIDIA Corp.	681,967	127,336,878
		286,712,739
Soft Drinks–0.73%
PepsiCo, Inc.	188,080	31,550,420
Specialized REITs–1.54%
Extra Space Storage, Inc.	250,891	44,708,776
SBA Communications Corp., Class A	65,281	21,974,238
		66,683,014
Specialty Chemicals–1.12%
Albemarle Corp.(c)	187,687	48,877,449
Shares		Value
Systems Software–13.84%
Crowdstrike Holdings, Inc., Class A(b)	175,214	$28,032,488
Microsoft Corp.	1,648,551	448,191,560
Palo Alto Networks, Inc.(b)(c)	127,479	64,093,892
ServiceNow, Inc.(b)	129,611	60,589,254
		600,907,194
Technology Hardware, Storage & Peripherals–8.21%
Apple, Inc.	2,394,045	356,329,658
Total Common Stocks & Other Equity Interests (Cost $3,313,961,925)		4,219,092,864
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e)	41,239,772	41,239,772
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(d)(e)	29,442,922	29,439,977
Invesco Treasury Portfolio, Institutional Class, 0.54%(d)(e)	47,131,168	47,131,168
Total Money Market Funds (Cost $117,808,587)		117,810,917
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $3,431,770,512)		4,336,903,781
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.14%
Invesco Private Government Fund, 0.74%(d)(e)(f)	27,810,785	27,810,785
Invesco Private Prime Fund, 0.87%(d)(e)(f)	64,885,343	64,891,833
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,702,616)		92,702,618
TOTAL INVESTMENTS IN SECURITIES–102.01% (Cost $3,524,473,128)		4,429,606,399
OTHER ASSETS LESS LIABILITIES—(2.01)%		(87,235,051)
NET ASSETS–100.00%		$4,342,371,348
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,790,600	$423,277,391	$(404,828,219)	$-	$-	$41,239,772	$15,997
Invesco Liquid Assets Portfolio, Institutional Class	15,342,476	302,340,994	(288,228,548)	2,330	(17,275)	29,439,977	16,342
Invesco Treasury Portfolio, Institutional Class	26,046,400	483,745,589	(462,660,821)	-	-	47,131,168	19,468
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$35,368,718	$522,609,402	$(530,167,335)	$-	$-	$27,810,785	$15,946*
Invesco Private Prime Fund	103,855,721	973,606,521	(1,012,540,656)	2	(29,755)	64,891,833	62,650*
Total	$203,403,915	$2,705,579,897	$(2,698,425,579)	$2,332	$(47,030)	$210,513,535	$130,403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,219,092,864	$—	$—	$4,219,092,864
Money Market Funds	117,810,917	92,702,618	—	210,513,535
Total Investments	$4,336,903,781	$92,702,618	$—	$4,429,606,399
Invesco Capital Appreciation Fund